CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS 2)		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Customer A [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Accounts Receivable Percentage	[1]	44.10%	38.30%	36.90%
Customer B [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Accounts Receivable Percentage	[2]	12.20%	13.10%	0.00%
Customer C [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Accounts Receivable Percentage	[2]	14.00%	0.00%	0.00%

[1]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer were reported in the Electric OEM operating segment.